UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Steven I. Koszalka
American Funds Target Date Retirement Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	317,370	$6,494
EuroPacific Growth Fund, Class R-6	99,125	3,743
The Growth Fund of America, Inc., Class R-6	203,810	6,493
The New Economy Fund, Class R-6	137,662	3,707
New Perspective Fund, Inc., Class R-6	224,328	6,494
New World Fund, Inc., Class R-6	74,254	3,715
SMALLCAP World Fund, Inc., Class R-6	176,547	6,493
		37,139

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	266,900	7,420
Capital World Growth and Income Fund, Inc., Class R-6	188,460	6,511
Fundamental Investors, Class R-6	193,103	7,419
International Growth and Income Fund, Class R-6	132,105	3,737
The Investment Company of America, Class R-6	282,109	8,348
Washington Mutual Investors Fund, Class R-6	272,263	8,348
		41,783

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	188,195	3,711
Capital Income Builder, Class R-6	53,236	2,788
The Income Fund of America, Class R-6	157,751	2,786
		9,285

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	317,731	4,652

Total investment securities (cost: $90,583,000)		92,859
Other assets less liabilities		(58)

Net assets		$92,801

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,818
Gross unrealized depreciation on investment securities	(542)
Net unrealized appreciation on investment securities	2,276
Cost of investment securities for federal income tax purposes	90,583

American Funds 2050 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	1,875,527	$38,373
EuroPacific Growth Fund, Class R-6	591,785	22,346
The Growth Fund of America, Inc., Class R-6	1,208,820	38,513
The New Economy Fund, Class R-6	818,202	22,034
New Perspective Fund, Inc., Class R-6	1,342,131	38,855
New World Fund, Inc., Class R-6	443,730	22,200
SMALLCAP World Fund, Inc., Class R-6	1,042,853	38,356
		220,677

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	1,582,030	43,980
Capital World Growth and Income Fund, Inc., Class R-6	1,121,915	38,762
Fundamental Investors, Class R-6	1,150,416	44,199
International Growth and Income Fund, Class R-6	784,083	22,182
The Investment Company of America, Class R-6	1,674,841	49,559
Washington Mutual Investors Fund, Class R-6	1,617,065	49,579
		248,261

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,119,119	22,069
Capital Income Builder, Class R-6	316,061	16,552
The Income Fund of America, Class R-6	937,265	16,552
		55,173

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,884,432	27,588

Total investment securities (cost: $509,498,000)		551,699
Other assets less liabilities		(191)

Net assets		$551,508

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$44,141
Gross unrealized depreciation on investment securities	(1,949)
Net unrealized appreciation on investment securities	42,192
Cost of investment securities for federal income tax purposes	509,507

American Funds 2045 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
  unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	2,007,717	$41,078
EuroPacific Growth Fund, Class R-6	632,200	23,872
The Growth Fund of America, Inc., Class R-6	1,294,107	41,230
The New Economy Fund, Class R-6	873,425	23,521
New Perspective Fund, Inc., Class R-6	1,436,477	41,586
New World Fund, Inc., Class R-6	475,643	23,797
SMALLCAP World Fund, Inc., Class R-6	1,117,338	41,096
		236,180

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	1,694,884	47,118
Capital World Growth and Income Fund, Inc., Class R-6	1,200,655	41,483
Fundamental Investors, Class R-6	1,228,328	47,192
International Growth and Income Fund, Class R-6	840,312	23,772
The Investment Company of America, Class R-6	1,796,108	53,147
Washington Mutual Investors Fund, Class R-6	1,728,304	52,990
		265,702

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,197,665	23,618
Capital Income Builder, Class R-6	338,237	17,713
The Income Fund of America, Class R-6	1,003,027	17,714
		59,045

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,016,559	29,522

Total investment securities (cost: $540,371,000)		590,449
Other assets less liabilities		55

Net assets		$590,504

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$50,679
Gross unrealized depreciation on investment securities	(601)
Net unrealized appreciation on investment securities	50,078
Cost of investment securities for federal income tax purposes	540,371

American Funds 2040 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	3,791,990	$77,584
EuroPacific Growth Fund, Class R-6	1,188,317	44,871
The Growth Fund of America, Inc., Class R-6	2,443,744	77,858
The New Economy Fund, Class R-6	1,654,518	44,556
New Perspective Fund, Inc., Class R-6	2,703,695	78,272
New World Fund, Inc., Class R-6	896,702	44,862
SMALLCAP World Fund, Inc., Class R-6	2,105,775	77,450
		445,453

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	3,197,658	88,895
Capital World Growth and Income Fund, Inc., Class R-6	2,258,775	78,041
Fundamental Investors, Class R-6	2,321,041	89,174
International Growth and Income Fund, Class R-6	1,577,940	44,640
The Investment Company of America, Class R-6	3,383,627	100,122
Washington Mutual Investors Fund, Class R-6	3,269,316	100,237
		501,109

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	2,254,753	44,464
Capital Income Builder, Class R-6	638,756	33,452
The Income Fund of America, Class R-6	1,889,156	33,362
		111,278

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	3,793,098	55,531

Total investment securities (cost: $1,016,671,000)		1,113,371
Other assets less liabilities		(16)

Net assets		$1,113,355

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$98,938
Gross unrealized depreciation on investment securities	(2,241)
Net unrealized appreciation on investment securities	96,697
Cost of investment securities for federal income tax purposes	1,016,674

American Funds 2035 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	4,284,533	$87,661
EuroPacific Growth Fund, Class R-6	1,345,160	50,793
The Growth Fund of America, Inc., Class R-6	2,761,244	87,973
The New Economy Fund, Class R-6	1,864,681	50,216
New Perspective Fund, Inc., Class R-6	3,058,123	88,533
New World Fund, Inc., Class R-6	1,013,684	50,715
SMALLCAP World Fund, Inc., Class R-6	2,377,248	87,435
		503,326

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Class R-6	3,168,667	88,089
Capital World Growth and Income Fund, Inc., Class R-6	2,185,764	75,518
Fundamental Investors, Class R-6	2,293,068	88,099
International Growth and Income Fund, Class R-6	1,779,959	50,355
The Investment Company of America, Class R-6	3,402,930	100,693
Washington Mutual Investors Fund, Class R-6	3,280,229	100,572
		503,326

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Class R-6	3,187,525	62,858
Capital Income Builder, Class R-6	1,202,720	62,986
The Income Fund of America, Class R-6	3,562,210	62,909
		188,753

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	4,286,092	62,749

Total investment securities (cost: $1,157,841,000)		1,258,154
Other assets less liabilities		(111)

Net assets		$1,258,043

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$105,405
Gross unrealized depreciation on investment securities	(5,092)
Net unrealized appreciation on investment securities	100,313
Cost of investment securities for federal income tax purposes	1,157,841

American Funds 2030 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	6,342,959	$129,777
EuroPacific Growth Fund, Class R-6	1,982,039	74,842
The Growth Fund of America, Inc., Class R-6	4,088,459	130,258
The New Economy Fund, Class R-6	2,757,689	74,265
New Perspective Fund, Inc., Class R-6	4,511,929	130,620
New World Fund, Inc., Class R-6	1,496,109	74,850
SMALLCAP World Fund, Inc., Class R-6	3,519,353	129,442
		744,054

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	4,013,042	111,563
Capital World Growth and Income Fund, Inc., Class R-6	2,692,705	93,033
Fundamental Investors, Class R-6	2,905,409	111,626
International Growth and Income Fund, Class R-6	1,974,099	55,847
The Investment Company of America, Class R-6	4,400,595	130,214
Washington Mutual Investors Fund, Class R-6	4,853,604	148,811
		651,094

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	7,534,689	148,584
Capital Income Builder, Class R-6	2,136,583	111,893
The Income Fund of America, Class R-6	6,318,396	111,583
		372,060

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	6,289,423	92,077

Total investment securities (cost: $1,702,781,000)		1,859,285
Other assets less liabilities		574

Net assets		$1,859,859

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$162,675
Gross unrealized depreciation on investment securities	(6,178)
Net unrealized appreciation on investment securities	156,497
Cost of investment securities for federal income tax purposes	1,702,788

American Funds 2025 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 35.0%
AMCAP Fund, Class R-6	5,464,798	$111,810
EuroPacific Growth Fund, Class R-6	1,987,302	75,040
The Growth Fund of America, Inc., Class R-6	3,522,675	112,232
The New Economy Fund, Class R-6	2,078,977	55,987
New Perspective Fund, Inc., Class R-6	4,527,957	131,084
New World Fund, Inc., Class R-6	1,126,659	56,367
SMALLCAP World Fund, Inc., Class R-6	3,032,210	111,525
		654,045

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	4,034,196	112,151
Capital World Growth and Income Fund, Inc., Class R-6	2,704,827	93,452
Fundamental Investors, Class R-6	2,918,612	112,133
International Growth and Income Fund, Class R-6	1,982,652	56,089
The Investment Company of America, Class R-6	4,420,896	130,814
Washington Mutual Investors Fund, Class R-6	4,872,450	149,389
		654,028

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	7,572,244	149,325
Capital Income Builder, Class R-6	2,143,025	112,230
The Income Fund of America, Class R-6	6,340,465	111,973
		373,528

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-6	12,740,849	186,526

Total investment securities (cost: $1,746,483,000)		1,868,127
Other assets less liabilities		1,104

Net assets		$1,869,231

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$130,010
Gross unrealized depreciation on investment securities	(8,366)
Net unrealized appreciation on investment securities	121,644
Cost of investment securities for federal income tax purposes	1,746,483

American Funds 2020 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 20.0%
AMCAP Fund, Class R-6	4,245,176	$86,856
EuroPacific Growth Fund, Class R-6	1,750,599	66,103
The Growth Fund of America, Inc., Class R-6	2,739,296	87,274
New Perspective Fund, Inc., Class R-6	3,790,542	109,736
New World Fund, Inc., Class R-6	439,888	22,008
SMALLCAP World Fund, Inc., Class R-6	1,764,119	64,884
		436,861

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	4,711,074	130,968
Capital World Growth and Income Fund, Inc., Class R-6	3,159,543	109,162
Fundamental Investors, Class R-6	3,409,006	130,974
International Growth and Income Fund, Class R-6	2,316,671	65,539
The Investment Company of America, Class R-6	5,163,427	152,786
Washington Mutual Investors Fund, Class R-6	5,694,638	174,597
		764,026

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	8,836,143	174,249
Capital Income Builder, Class R-6	2,509,328	131,414
The Income Fund of America, Class R-6	7,404,160	130,757
		436,420

BOND FUNDS — 25.0%
American Funds Mortgage Fund, Class R-6*	10,531,777	108,477
Capital World Bond Fund, Class R-6	5,115,029	108,746
Intermediate Bond Fund of America, Class R-6	7,866,375	108,477
U.S. Government Securities Fund, Class R-6	14,902,494	218,172
		543,872

Total investment securities (cost: $2,074,962,000)		2,181,179
Other assets less liabilities		242

Net assets		$2,181,421

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2012, appear below.

						Value
						of affiliate
					Dividend income	at 7/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	9,218,326	1,676,734	363,283	10,531,777	$1,117	$108,477

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$122,959
Gross unrealized depreciation on investment securities	(16,787)
Net unrealized appreciation on investment securities	106,172
Cost of investment securities for federal income tax purposes	2,075,007

American Funds 2015 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 15.0%
AMCAP Fund, Class R-6	3,059,023	$62,588
EuroPacific Growth Fund, Class R-6	1,250,969	47,236
The Growth Fund of America, Inc., Class R-6	1,479,467	47,136
New Perspective Fund, Inc., Class R-6	2,713,009	78,542
		235,502

GROWTH-AND-INCOME FUNDS — 30.0%
American Mutual Fund, Class R-6	3,382,454	94,032
Capital World Growth and Income Fund, Inc., Class R-6	2,268,606	78,381
Fundamental Investors, Class R-6	2,040,092	78,380
International Growth and Income Fund, Class R-6	1,110,807	31,425
The Investment Company of America, Class R-6	3,177,838	94,032
Washington Mutual Investors Fund, Class R-6	3,066,858	94,030
		470,280

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	6,363,383	125,486
Capital Income Builder, Class R-6	1,798,992	94,213
The Income Fund of America, Class R-6	5,326,691	94,069
		313,768

BOND FUNDS — 35.0%
American Funds Mortgage Fund, Class R-6*	7,536,698	77,628
The Bond Fund of America, Class R-6	6,012,594	77,803
Capital World Bond Fund, Class R-6	3,661,277	77,839
Intermediate Bond Fund of America, Class R-6	11,322,095	156,131
U.S. Government Securities Fund, Class R-6	10,671,855	156,236
		545,637

Total investment securities (cost: $1,506,650,000)		1,565,187
Other assets less liabilities		2,382

Net assets		$1,567,569

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2012, appear below.

						Value
						of affiliate
					Dividend income	at 7/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	6,961,730	800,204	225,236	7,536,698	$818	$77,628

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$70,076
Gross unrealized depreciation on investment securities	(11,539)
Net unrealized appreciation on investment securities	58,537
Cost of investment securities for federal income tax purposes	1,506,650

American Funds 2010 Target Date Retirement Fund®
Investment Portfolio

July 31, 2012
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 5.0%
AMCAP Fund, Class R-6	956,399	$19,568
The Growth Fund of America, Inc., Class R-6	308,203	9,819
New Perspective Fund, Inc., Class R-6	684,830	19,826
		49,213

GROWTH-AND-INCOME FUNDS — 25.2%
American Mutual Fund, Class R-6	2,134,199	59,331
Capital World Growth and Income Fund, Inc., Class R-6	1,158,079	40,011
Fundamental Investors, Class R-6	1,034,122	39,731
International Growth and Income Fund, Class R-6	351,776	9,952
The Investment Company of America, Class R-6	1,679,698	49,702
Washington Mutual Investors Fund, Class R-6	1,615,322	49,526
		248,253

EQUITY-INCOME AND BALANCED FUNDS — 25.0%
American Balanced Fund, Class R-6	3,485,610	68,736
Capital Income Builder, Class R-6	1,698,015	88,925
The Income Fund of America, Class R-6	5,019,009	88,636
		246,297

BOND FUNDS — 44.8%
American Funds Mortgage Fund, Class R-6*	9,508,573	97,939
American High-Income Trust, Class R-6	4,450,491	49,089
The Bond Fund of America, Class R-6	7,568,648	97,938
Capital World Bond Fund, Class R-6	2,296,377	48,821
Intermediate Bond Fund of America, Class R-6	7,102,125	97,938
U.S. Government Securities Fund, Class R-6	3,329,293	48,741
		440,466

Total investment securities (cost: $971,260,000)		984,229
Other assets less liabilities		383

Net assets		$984,612

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2012, appear below.

					Dividend income	Value of affiliate at 7/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	8,767,191	1,300,159	558,777	9,508,573	$1,033	$97,939

Valuation disclosures

Security valuation — The net asset values of the fund are calculated based on the reported net asset values of the underlying funds in which the fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the fund and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2012, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$31,605
Gross unrealized depreciation on investment securities	(18,783)
Net unrealized appreciation on investment securities	12,822
Cost of investment securities for federal income tax purposes	971,407

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-850-0912O-S32893

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: September 28, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2012